Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11. Share-based compensation

In May 2006, the Company adopted the 2006 Equity Incentive Plan (the “2006 Option Plan”) which allows the Company to offer a variety of incentive awards to employees, officers, directors or individual consultants or advisors who render services to the Company and authorized the issuance of 24,133,000 ordinary shares. Under the 2006 Option Plan, the share options and stock appreciation rights (“SARs”) are generally granted with an exercise price equal to the fair market value of the underlying shares, as determined by the Company’s Board of Directors at the date of grant and expire after ten years and six years, respectively, with vesting occurring 25% upon grant and the remaining 75% vesting ratably over three years. Certain share options and SARs granted vest immediately upon grant, and certain share options and SARs granted vest upon the satisfaction of certain performance targets. The proceeds from the exercise of the SARs by the grantee will be equity settled by delivery of equivalent fair value of ordinary shares of the Company.

On April 8, 2016, the Company granted 2,800,000 restricted share units (“RSUs”) under the 2006 Plan to Jacob Alexander Fisch, President of the Company. The grant includes time-based shares of 1,800,000 shares and performance-based shares of 1,000,000 shares which shall vest upon certain performance targets being met. All the RSUs granted were subsequently fully vested in 2016.

On March 6, 2017, the Company granted 65,884 ordinary shares.

The Company recorded compensation expense of $658,000, $25,000 and nil for the years ended December 31, 2016, 2017 and 2018, respectively, which were all associated with the RSUs granted by the Company.

The fair value of each RSU granted from 2012 to 2018 were based on quoted market price of the Company’s ordinary shares on the grant date.

A summary of the RSUs activity for the year ended December 31, 2016 was as follows:

	Number of RSUs	Weighted average grant date fair value
Nonvested at January 1, 2016	—	$—
Granted	2,800,000	$4.7
Forfeited	—	$—
Vested	(2,800,000)	$4.7

Nonvested at December 31, 2016	—	$—

In 2017 and 2018, the Company granted no RSUs.

As of December 31, 2017 and 2018, there were no unrecognized compensation expense related to unvested share-based compensation arrangements granted under the 2006 Option Plan.